                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07359
                                   ---------

                          HYPERION STRATEGIC BOND FUND
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

ONE LIBERTY PLAZA, 165 BROADWAY 36TH FL., NEW YORK NY      10006-1404
------------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

THOMAS F. DOODIAN   ONE LIBERTY PLAZA, 165 BROADWAY, NEW YORK NY 10006-1404
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400

Date of fiscal year end:  JULY 31, 2005
                         --------------------
Date of reporting period: OCTOBER 31, 2004
                         --------------------

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS-(UNAUDITED)
October 31, 2004

                                                                             Principal
                                                   Interest                    Amount
                                                     Rate        Maturity      (000s)            Value
                                                   --------      --------    ---------       -------------
ASSET-BACKED SECURITIES - 29.2%
  AQ Finance NIM Trust
    Series 2003-N11A, Class Note*................    7.14%       10/25/33     $    762       $     760,496
    Series 2003-N3A, Class Note*.................    9.05        03/25/33          134             133,971
                                                                                             -------------
                                                                                                   894,467
                                                                                             -------------
  Argent NIM Trust
    Series 2004-WN3, Class B*....................    6.00        03/25/34        1,654           1,588,172
    Series 2003-N6, Class A*.....................    6.40        03/25/34          684             700,119
                                                                                             -------------
                                                                                                 2,288,291
                                                                                             -------------
  Asset Backed Funding Corp. NIM Trust
    Series 2003-WF1, Class N1*...................    8.35        12/28/32          194             194,477
  Asset Backed Securities Corp. NIMS Trust
    Series 2003-HE5, Class A*....................    7.00        08/17/33        1,282           1,288,742
    Series 2003-HE7, Class A*....................    7.00        12/15/33        2,057           2,066,844
                                                                                             -------------
                                                                                                 3,355,586
                                                                                             -------------
  Cayman Asset Backed Securities Corp. NIMS Trust
    Series 2003-HE6, Class A1*...................    6.75        11/27/33        1,654           1,660,707
  CDC Mortgage Capital Trust
    Series 2003-HE1N, Class Note*................   10.00        08/25/33          327             327,172
  First Franklin Mortgage Loan Trust
    Series 2004-FFH2, Class B1*(c)...............    5.43+       06/25/34        3,000           2,523,093
    Series 2003-FF5, Class B*(d).................    6.00/6.50   03/25/34        1,000             902,525
                                                                                             -------------
                                                                                                 3,425,618
                                                                                             -------------
  Green Tree Financial Corp.
    Series 1998-04, Class M1.....................    6.83        03/01/28        2,000             720,000
    Series 1998-03, Class M1.....................    6.86        03/01/30        2,000             800,000
    Series 1997-7, Class B1......................    6.99        07/15/29        3,000             495,000
    Series 1997-3, Class M1......................    7.53        03/15/28        2,500           1,625,000
                                                                                             -------------
                                                                                                 3,640,000
                                                                                             -------------
  Lehman ABS  Manufactured Housing
    Series 2001-B, Class M1......................    6.63        03/15/28        4,000           4,027,836
  Long Beach Asset Holdings Corp.
    Series 2003-3, Class N1*.....................    7.26        07/25/33          415             418,118
    Series 2003-2, Class N1*.....................    7.63        06/25/33          185             184,662
                                                                                             -------------
                                                                                                   602,780
                                                                                             -------------
  Long Beach Mortgage Loan Trust
    Series 2002-5, Class M4B.....................    6.00        11/25/32        5,000           4,948,040
  Mid-State Trust
    Series 2004-1, Class B.......................    8.90        08/15/37        3,822           3,891,594
  Option One Mortgage Securities Corp.
    Series 2003-2B, Class N1*....................    7.63        04/26/33           60              60,024
  Renaissance NIM Trust
    Series 2003-D, Class Note*...................    6.66        03/26/34          780             779,696
    Series 2003-B, Class Note*...................    7.39        08/25/33          363             363,454
                                                                                             -------------
                                                                                                 1,143,150
                                                                                             -------------
  Sail Net Interest Margin Notes
    Series 2003-5, Class A*......................    7.35        06/27/33          649             647,703
    Series 2003-3, Class A*......................    7.75        04/27/33          618             621,751
    Series 2004-2A, Class B*.....................    8.00        03/27/34        2,465           2,185,469
                                                                                             -------------
                                                                                                 3,454,923
                                                                                             -------------

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS-(UNAUDITED)
October 31, 2004

                                                                              Principal
                                                   Interest                     Amount
                                                     Rate         Maturity      (000s)             Value
                                                   --------       --------    ---------       -------------
  Structured Asset Investment Loan Trust
    Series 2004-4, Class B*(d)...................    5.00/5.50    04/25/34        2,858           2,485,157
    Series 2003-BC13, Class B*(a)(d).............    6.00/6.50    11/25/33        3,750           3,432,667
    Series 2004-3, Class B*(d)...................    6.00/6.50    04/25/34        2,500           2,245,303
                                                                                              -------------
                                                                                                  8,163,127
                                                                                              =============
Total Asset-Backed Securities
    (Cost - $42,890,489).........................                                                42,077,792
                                                                                              =============
COMMERCIAL MORTGAGE BACKED SECURITIES - 52.8%
  MEZZANINE/B-NOTES - 7.1%
  ARC Subordinated Participating
    Class B-3....................................    6.83         02/11/09        3,179           3,179,287
  Sunset Media Subordinated Participating
    Class 3B.....................................    7.12         02/11/08        2,148           2,147,962
  Wachovia Capital Center........................    6.22         02/01/10        5,000           5,000,000
                                                                                              -------------
  TOTAL MEZZANINE/B-NOTES (Cost - $10,327,249) ..                                                10,327,249

  Banc America Commercial Mortgage, Inc.
    Series 2002-PB2, Class K*....................    6.29         06/11/35        2,000           2,120,440
  Bear Stearns Commercial Mortgage Securities
    Series 2004-ESA, Class A3*...................    4.74         05/14/16        3,500           3,614,034
    Series 2004-PWR5, Class F....................    5.48         07/11/42        3,500           3,561,355
    Series 1999-C1, Class J*.....................    5.64         02/14/31        2,390              45,649
    Series 1999-C1, Class K*.....................    5.64         02/14/31        1,767                   0
                                                                                              -------------
                                                                                                  7,221,038
                                                                                              -------------
  Chase Commercial Mortgage Securities Corp.
    Series 2000-2, Class J*......................    6.65         07/15/32        7,387           4,085,196
  Commercial Mortgage Acceptance Corp.
    Series 1998-C2, Class F*.....................    5.44+        09/15/30        5,000           5,131,500
  Credit Suisse First Boston Mortgage
   Securities Corp.
    Series 2003-C5, Class A2.....................    3.81         12/15/36        3,110 @         3,122,486
    Series 2003-C3, Class J*.....................    4.23         05/15/38        1,200           1,037,754
                                                                                              -------------
                                                                                                  4,160,240
                                                                                              -------------
  First Union National Bank Commercial Mortgage
    Series 2001-C2, Class K*.....................    6.46         01/12/43        1,499           1,501,037
  Heller Financial Commercial Mortgage Asset
    Series 2000-PH1, Class G*....................    6.75         01/17/34        2,925           3,168,857
  JP Morgan Commercial Mortgage Finance Corp.
    Series 1999-C7, Class F*.....................    6.00         10/15/35        6,000           6,338,460
  LB-UBS Commercial Mortgage Trust
    Series 2002-C2, Class V**....................    5.68         07/15/35            0                   0
    Series 2001-C7, Class J*.....................    5.87         11/15/33        3,662           3,470,996
    Series 2001-C7, Class L*.....................    5.87         11/15/33        3,299           2,703,016
                                                                                              -------------
                                                                                                  6,174,012
                                                                                              -------------
  Morgan Stanley Cap I Inc.
    Series 2004-HQ4, Class G*....................    5.53         04/14/40        1,000           1,012,969
    Series 1998-WF1, Class F*....................    7.30         03/15/30        5,000           5,475,100
                                                                                              -------------
                                                                                                  6,488,069
                                                                                              -------------
  Mortgage Capital Funding, Inc.
    Series 1996-MC1, Class G*....................    7.15         06/15/06        2,900           3,060,254
  Nationslink Funding Corp.
    Series 1998-2, Class F*......................    7.11         08/20/30        5,625           5,716,824
  PNC Mortgage Acceptance Corp.
    Series 2001-C1, Class H*.....................    5.91         03/12/34        1,875           1,947,075
  Salomon Brothers Mortgage Securities VII Inc.
    Series 1999-C1, Class H......................    7.00+        05/18/32        6,700           7,000,428
  Wachovia Bank Commercial Mortgage Trust

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
October 31, 2004

                                                                           Principal
                                                   Interest                 Amount
                                                     Rate     Maturity      (000s)            Value
                                                   --------   --------    -----------       ----------
  Series 2003-C3, Class J*.....................      4.98     02/15/35       2,045           1,798,723
                                                                                            ----------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
    (Cost - $69,024,504) ......................                                             76,239,402
                                                                                            ----------

NON-AGENCY RESIDENTIAL MORTGAGE BACKED
SECURITIES - 12.5%
SUBORDINATED COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.5%
 Citicorp Mortgage Securities, Inc.
   Series 2003-4, Class B4 ....................      5.00     03/25/18         317             298,241
   Series 2003-4, Class B5 ....................      5.00     03/25/18         158             132,873
   Series 2003-4, Class B6 ....................      5.00     03/25/18         318             197,668
   Series 2003-5, Class B4 ....................      5.34 +   04/25/33         533             487,583
   Series 2003-5, Class B5 ....................      5.34 +   04/25/33         356             258,596
   Series 2003-5, Class B6 ....................      5.34 +   04/25/33         534             259,026
   Series 2002-11, Class B5 ...................      5.83 +   11/25/32         505             426,342
   Series 2002-11, Class B6* ..................      5.83 +   11/25/32         758             455,055
   Series 2002-11, Class B4* ..................      5.83 +   11/25/32       1,010             970,444
                                                                                            ----------
                                                                                             3,485,828
                                                                                            ----------

 G3 Mortgage Reinsurance Ltd.
   Series 1, Class EH* ........................     21.93 +   05/25/08       2,471           2,655,880
 Residential Finance Limited Partnership
   Series 2002-A, Class B7 ....................      7.56 +   10/10/34       3,412           3,473,903
 Residential Funding Mortgage Sec I
   Series 2003-S6, Class B1 ...................      5.00     04/25/18         189             171,922
   Series 2003-S6, Class B2 ...................      5.00     04/25/18          95              71,204
   Series 2003-S6, Class B3 ...................      5.00     04/25/18         189              65,492
                                                                                            ----------
                                                                                               308,618
                                                                                            ----------

 Resix Financial Ltd.
   Series 2004-C, Class B7* ...................      5.36 +   09/10/36       1,998           1,997,795
   Series 2004-A, Class B8* ...................      6.86 +   02/10/36         868             886,520
   Series 2003-D, Class B7* ...................      7.61 +   12/10/35       2,959           3,078,225
   Series 2004-A, Class B11* ..................     16.40 +   02/10/36         992           1,023,858
                                                                                            ----------
                                                                                             6,986,398
                                                                                            ----------

 Washington Mutual
   Series 2003-S3, Class CB5 ..................      5.40 +   06/25/33       1,168             764,252
   Series 2003-S3, Class CB6 ..................      5.40 +   06/25/33       1,168             408,957
                                                                                            ----------
                                                                                             1,173,209
                                                                                            ----------

TOTAL SUBORDINATED COLLATERALIZED MORTGAGE
 OBLIGATIONS
     (Cost - $17,047,470) .....................                                             18,083,836
                                                                                            ----------
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED
 SECURITIES
     (Cost - $17,047,470) .....................                                             18,083,836
                                                                                            ----------

                                                                           Shares
                                                                           ------
PREFERRED STOCKS - 6.7%
  Innkeepers USA, Series C, 8.00% (REIT) ......                             30,000             767,100
  Prologis Trust, Series F, 6.75% (REIT) ......                             47,378           1,206,244
  Public Storage, Inc., Series B, 7.13%
    (REIT) ....................................                             40,000           1,046,400
  Regency Centers Corp., 7.25% (REIT) .........                             80,000           2,056,000
  SL Green Reality Corp., Series D, 7.88%
    (REIT) ....................................                            100,000           2,575,000
  United Dominion Realty, Series B, 8.60%
    (REIT) ....................................                             15,285             419,726
  Vornado Realty Trust, Series E, 7.00%
    (REIT) ....................................                             60,000           1,563,000
                                                                                             ---------

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
October 31, 2004


                                                                           Shares             Value
                                                                           ------            --------
TOTAL PREFERRED STOCKS
    (Cost - $9,310,684) .......................                                             9,633,470
                                                                                            ---------

                                                                           Principal
                                                   Interest                 Amount
                                                     Rate     Maturity      (000s)
                                                   --------   --------    -----------
SHORT TERM INVESTMENTS - 1.2%
SHORT TERM INVESTMENTS - 1.2%
     Federal National Mortgage Association
       Discount Note (b)
         (Cost - $1,699,432) ..................      1.70 %   11/08/04      $ 1,700      $    1,699,432
                                                                                         --------------

TOTAL INVESTMENTS - 102.4%
    (Cost - $139,972,579)++...............                                                  147,733,932
LIABILITIES IN EXCESS OF OTHER ASSETS -
  (2.4)% .................................                                                   (3,393,941)
                                                                                         --------------
NET ASSETS - 100.0% ......................                                               $  144,339,991
                                                                                         ==============

@    -    Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

*    -    Security exempt from registration under Rule 144A of the Securities
          Act of 1933. These securities may only resold in transactions exempt from registration, normally to qualified institutional buyers.

**   -    Acquired in connection with purchase of LB-UBS Commercial Mortgage
          Trust Series 2002-C2 Classes Q, S, T, and U.

+    -    Variable Rate Security - Interest rate is the rate in effect October
          31, 2004.

(a)  -    Interest rate and principal amount are based on the notional amount of the underlying mortgage pools.

(b)  -    Zero Coupon Notes - Interest rate represents current yield to maturity.

(c)  -    Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(d)  -    Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up

REIT -    Real Estate Investment Trust

++   -    At October 31, 2004, the aggregate cost of investments for income tax purposes was $139,972,579. Net unrealized appreciation aggregated
          $7,761,353 of which $10,505,767 related to appreciated investment securities and $2,744,414 related to depreciated investment securities.

HYPERION STRATEGIC BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)
October 31, 2004

At October 31, 2004, the Fund had the following reverse repurchase agreements outstanding:

Face Value                           Description                                  Maturity Amount
----------                           -----------                                  ---------------
$1,896,000       Bear Stearns, 1.90%, dated 10/01/04, maturity date 11/08/04        $ 1,899,802
 1,043,000       Bear Stearns, 1.96%, dated 10/19/04, maturity date 11/08/04          1,044,136
----------                                                                          -----------
 2,939,000
==========
                 Maturity Amount, Including Interest Payable                        $ 2,943,938
                                                                                    -----------
                 Market Value of Assets Sold Under Agreements                       $ 3,122,447
                                                                                    -----------
                 Weighted Average Interest Rate                                            1.92%
                                                                                    -----------

The average daily balance of reverse repurchase agreements outstanding during the period ended October 31, 2004, was approximately $754,304 at a weighted average interest rate of 0.49%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $2,942,840 as of October 29, 2004, which was 2.00% of total assets.

At October 31, 2004, the following swap agreement was outstanding:

                     Expiration                                                                 Net Unrealized
Notional Amount         Date                                Description                          Appreciation
---------------         ----                                -----------                          ------------
$ 15,000,000          06/18/13        Agreement with Goldman Sachs Capital Markets, LP, dated     $  303,178
                                      06/26/03 to pay semi-annually the notional amount
                                      multiplied by 3.853% and to receive quarterly the
                                      notional amount multiplied by 3 month USD-LIBOR-BBA.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hyperion Strategic Bond Fund, Inc.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  December 30, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  December 30, 2004

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  December 30, 2004